Significant Accounting Policies (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Shipping and Handling
Shipping and handling costs, included in selling, general and administrative expenses	$ 1,241	$ 1,235	$ 1,118
Advertising Expenses
Advertising costs, included in selling, general and administrative expenses	268	474	29
Retirement and other post-retirement benefits
Amount incurred	3,498	3,138	2,771
Foreign Currency Translation and Transactions
Foreign exchange gains (losses) included in selling, general and administrative expenses	(647)	650	207
Gains (losses) on intra-entity foreign currency transactions that are of a long-term-investment nature	294	235	199
Operating Leases
Capital leases	0	0
Seasonal influenza vaccine
Revenue Recognition
Sales return provisions	1,320	575
Inactivated hepatitis A and recombinant hepatitis A&B licenses
Revenue Recognition
Sales return provisions	$ 3,553	$ 2,240
Sales return provision represented as a percentage of private pay market sales	8.60%	5.50%